Other long-term liabilities	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities	Other long-term liabilities

	2021	2020
	$	$

Acquisition-related payables	—	8,000
Accrued payroll taxes on stock-based compensation	3,154	198

Total other long-term liabilities	3,154	8,198